Employee Benefits (Details) - Schedule of Compliance Bonuses Provision - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Compliance Bonuses Provision [Abstract]
Balances as of January 1	$ 73,204	$ 53,069
Net provisions established	58,135	66,818
Provisions used	(60,237)	(46,683)
Total	$ 71,102	$ 73,204